Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 94,527,000	$ 70,200,000
Short-term bank deposits	150,000,000	80,500,000
Accounts receivable, net of allowance for credit losses of $0.9 million and $0.5 million as of December 31, 2022 and December 31, 2021, respectively	160,478,000	152,979,000
Inventories	145,238,000	179,809,000
Prepaid expenses	5,500,000	7,630,000
Other current assets	26,241,000	21,843,000
Total current assets	581,984,000	512,961,000
Non-current assets
Property, plant and equipment, net	192,566,000	184,379,000
Goodwill	101,599,000	99,082,000
Other intangible assets, net	95,842,000	106,253,000
Operating lease right-of-use assets	25,417,000	32,169,000
Long-term investments	63,104,000	80,205,000
Other non-current assets	13,252,000	14,697,000
Total non-current assets	491,780,000	516,785,000
Total assets	1,073,764,000	1,029,746,000
Current liabilities
Accounts payable	43,021,000	44,977,000
Accrued expenses and other current liabilities	34,284,000	39,749,000
Accrued compensation and related benefits	31,304,000	29,206,000
Deferred revenues - short-term	47,835,000	46,347,000
Operating lease liabilities - short term	6,597,000	6,935,000
Total current liabilities	163,041,000	167,214,000
Non-current liabilities
Deferred revenues - long-term	19,062,000	19,057,000
Deferred income taxes	312,000	507,000
Operating lease liabilities - long term	19,903,000	25,155,000
Contingent consideration	5,353,000	4,933,000
Other non-current liabilities	23,193,000	19,889,000
Total non-current liabilities	67,823,000	69,541,000
Total liabilities	230,864,000	236,755,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	242,000	202,000
Ordinary shares	1,995,000	1,995,000
Additional paid-in capital	3,275,344,000	3,123,024,000
Accumulated other comprehensive loss	(6,197,000)	(8,031,000)
Total equity	842,900,000	792,991,000
Accumulated deficit	(2,424,494,000)	(2,320,209,000)
Total liabilities and equity	$ 1,073,764,000	$ 1,029,746,000